Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,001,000
Previously Paid Amount	0.00
Total Fee Amount	153.25
Total Offset Amount	0.00
Net Fee	153.25
Narrative - Max Aggregate Offering Price	$ 1,001,000
Final Prospectus	true